Financial instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair value of financial instruments

2015	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$119,383	$126,468	$—	$126,468	$—
Derivative financial instruments:
Energy contracts designated as a cash flow hedge	88,357	88,357	—	—	88,357
Commodity contracts for regulated operations	4	4	—	4	—
Total derivative financial instruments	88,361	88,361	—	4	88,357
Total financial assets	$207,744	$214,829	$—	$126,472	$88,357
Long-term debt	$1,486,795	$1,547,346	$511,829	$1,035,517	$—
Preferred shares, Series C	18,527	17,303	—	17,303	—
Derivative financial instruments:
Energy contracts designated as a cash flow hedge	446	446	—	—	446
Cross-currency swap designated as a net investment hedge	101,559	101,559	—	101,559	—
Interest rate swap designated as a hedge	9,659	9,659	—	9,659	—
Currency forward contract not designated as a hedge	1,918	1,918	—	1,918	—
Commodity contracts for regulated operations	1,676	1,676	—	1,676	—
Total derivative financial instruments	115,258	115,258	—	114,812	446
Total financial liabilities	$1,620,580	$1,679,907	$511,829	$1,167,632	$446

24.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

2014	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$39,510	$41,339	$—	$41,339	$—
Derivative financial instruments:
Energy contracts designated as a cash flow hedge	41,966	41,966	—	—	41,966
Energy contracts not designated as a cash flow hedge	504	504	—	—	504
Total derivative financial instruments	42,470	42,470	—	—	42,470
Total financial assets	$81,980	$83,809	$—	$41,339	$42,470
Long-term debt	$1,271,719	$1,363,934	$520,142	$843,792	$—
Preferred shares, Series C	18,693	18,209	—	18,209	—
Derivative financial instruments:
Cross-currency swap designated as a net investment hedge	36,276	36,276	—	36,276	—
Interest rate swaps designated as a hedge	4,684	4,684	—	4,684	—
Interest rate swaps not designated as a hedge	1,383	1,383	—	1,383	—
Commodity contracts for regulated operations	2,928	2,928	—	2,928	—
Total derivative financial instruments	45,271	45,271	—	45,271	—
Total financial liabilities	$1,335,683	$1,427,414	$520,142	$907,272	$—

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2015
Financial contracts: Gas swaps	1,086,228
Gas options	412,369
1,498,597

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the consolidated balance sheets:

		2015		2014
Regulatory assets:
Gas swap contracts	U.S.	$1,058	U.S.	$2,178
Gas option contracts	U.S.	$154	U.S.	$346
Regulatory liabilities:
Gas swap contracts	U.S.	$3	U.S.	$—
Gas option contracts	U.S.	$—	U.S.	$—

Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities and at one of its hydro facilities no longer subject to a power purchase agreement by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Pay floating price (per MW-hr)
49,135	December 2016		$68.56	AESO
801,098	December 2022	U.S. $	42.81	PJM Western HUB
3,419,634	December 2022	U.S. $	30.25	NI HUB
3,997,509	December 2027	U.S. $	36.46	ERCOT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2015	2014

Effective portion of cash flow hedge, loss (gain)	$21,932	$(2,592)
Amortization of cash flow hedge	(36)	(32)
Loss (gain) reclassified from AOCI	(5,731)	5,423
	$16,165	$2,799
Less non-controlling interest	—	5,982
OCI attributable to shareholders of APUC	$16,165	$8,781

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2015	2014
Change in unrealized loss (gain) on derivative financial instruments:
Interest rate swaps	$(1,383)	$(1,797)
Energy derivative contracts	886	3,386
Currency forward contract	1,918	—
Total change in unrealized loss (gain) on derivative financial instruments	$1,421	$1,589
Realized loss (gain) on derivative financial instruments:
Interest rate swaps	1,498	1,962
Energy derivative contracts	(579)	(3,627)
Total realized loss (gain) on derivative financial instruments	$919	$(1,665)
Loss (gain) on derivative financial instruments not accounted for as hedges	2,340	(76)
Ineffective portion of derivative financial instruments accounted for as hedges	(2,610)	1,451
	$(270)	$1,375
Amounts recognized in the consolidated statements of operations consist of:
Loss (gain) on derivative financial instruments	$(2,188)	$1,375
Loss on foreign exchange	$1,918	$—
	$(270)	$1,375

Maximum Credit Risk Exposure for Financial Instruments
As of December 31, 2015, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2015
	Canadian $	US $
Cash and cash equivalents and restricted cash	$39,972	$74,696
Accounts receivable	15,016	129,791
Allowance for doubtful accounts		(5,756)
Notes receivable	19,664	72,052
	$74,652	$270,783

Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$8,945	$222,810	$187,582	$1,076,786	$1,496,123
Advances in aid of construction	1,347	—	—	90,938	92,285
Interest on long-term debt	74,324	138,841	117,328	333,606	664,099
Purchase obligations	243,748	—	—	—	243,748
Environmental obligation	5,435	41,494	1,753	29,813	78,495
Derivative financial instruments:
Cross-currency swap	4,828	8,963	7,508	80,260	101,559
Interest rate swaps	—	9,659	—	—	9,659
Currency forward	1,918	—	—	—	1,918
Energy derivative and commodity contracts	1,885	237	—	—	2,122
Other obligations	12,808	—	—	40,694	53,502
Total obligations	$355,238	$422,004	$314,171	$1,652,097	$2,743,510